Average Annual Total Returns{- Fidelity® Total Bond Fund} - 08.31 Fidelity Total Bond Fund Retail PRO-06 - Fidelity® Total Bond Fund	Fidelity Total Bond Fund-Retail Class Return Before Taxes Past 1 year	Fidelity Total Bond Fund-Retail Class Return Before Taxes Past 5 years	Fidelity Total Bond Fund-Retail Class Return Before Taxes Past 10 years	Fidelity Total Bond Fund-Retail Class After Taxes on Distributions Past 1 year	Fidelity Total Bond Fund-Retail Class After Taxes on Distributions Past 5 years	Fidelity Total Bond Fund-Retail Class After Taxes on Distributions Past 10 years	Fidelity Total Bond Fund-Retail Class After Taxes on Distributions and Sales Past 1 year	Fidelity Total Bond Fund-Retail Class After Taxes on Distributions and Sales Past 5 years	Fidelity Total Bond Fund-Retail Class After Taxes on Distributions and Sales Past 10 years	LB001 Past 1 year	LB001 Past 5 years	LB001 Past 10 years	LB091 Past 1 year	LB091 Past 5 years	LB091 Past 10 years
Total	9.87%	3.68%	4.52%	8.50%	2.32%	2.99%	5.82%	2.21%	2.90%	8.72%	3.05%	3.75%	9.29%	3.44%	4.12%